RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

MDJM conducts real estate services business through Mingda Tianjin, a VIE that it controls through the VIE Agreements. The shareholders of Mingda Tianjin include MDJM’s principal shareholder, Mr. Siping Xu. The VIE Agreements provide MDJM (i) the power to control Mingda Tianjin, (ii) the exposure or rights to variable returns from its involvement with Mingda Tianjin, and (iii) the ability to affect those returns through use of its power over Mingda Tianjin to affect the amount of its returns.

On January 1, 2023, Mansions signed a lease agreement with MDJM UK to rent the “Fernie Castle,” a property owned by MDJM UK, as the site of a hotel. The rent is approximately $231,000 (182,500 pound sterling), VAT exclusive, per annum. The rent is paid monthly on the 25th day of the month. Mansions is responsible for its operation expenses, building maintenance, and repair of the property rented. The lease has no definite termination date but can be terminated by either party by submitting a one-month notice in advance without penalty. When the lease is terminated, the rented property should be returned to MDJM UK. For the six months ended June 30, 2024, inter-company rent income and corresponding expenses of $115,448 have been eliminated in the unaudited condensed consolidated financial statements.

On January 1, 2023, Mansions signed a lease agreement with MDJM UK to rent the “Robin Hill,” a property owned by MDJM UK, as the site of a hotel. The rent is approximately $191,000 (151,000 pound sterling), VAT exclusive, per annum. The rent is paid monthly on the 25th day of the month. Mansions is responsible for its operation expenses, building maintenance, and repair of the property rented. The lease has no definite termination date but can be terminated by either party by submitting a one-month notice in advance without penalty. When the lease is terminated, the rented property should be returned to MDJM UK. For the six months ended June 30, 2024, inter-company rent income and corresponding expenses of $95,521 have been eliminated in the unaudited condensed consolidated financial statements.

On May 31, 2024, the Company issued 142,980 ordinary shares to Mr. Siping Xu, the CEO, as part of his 2024 compensation package. The shares were valued at $1.27 each, based on the closing market price on that date, resulting in a total share-based compensation of $181,585 for Mr. Xu.

On May 31, 2024, the Company issued 142,980 ordinary shares to Mr. Mengnan Wang, the CFO, as part of his 2024 compensation package. The shares were valued at $1.27 each, based on the closing market price on that date, resulting in a total share-based compensation of $181,585 for Mr. Wang.